PGIM S&P 500 Buffer 12 ETF - February
Schedule of Investments  (unaudited)
as of January 31, 2025
Description	Shares	Value
Short-Term Investments 102.6%
Affiliated Mutual Fund 1.1%
PGIM Core Government Money Market Fund (7-day effective yield 4.511%) (cost $58,539)(wb)	58,539	$58,539
Options Purchased*~ 101.5%
(cost $5,532,669)		5,532,300

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 102.6% (cost $5,591,208)		5,590,839
Options Written*~ (3.1)%
(premiums received $167,566)		(167,940)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 99.5% (cost $5,423,642)		5,422,899
Other assets in excess of liabilities(z) 0.5%		29,288

Net Assets 100.0%		$5,452,187

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	01/30/26	$6.02		90		9	$5,286,420
SPDR S&P 500 ETF Trust	Put	01/30/26	$601.82		90		9	245,880
Total Options Purchased (cost $5,532,669)								$5,532,300

PGIM S&P 500 Buffer 12 ETF - February
Schedule of Investments  (unaudited) (continued)
as of January 31, 2025
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	01/30/26	$682.82		90		9	$(60,660)
SPDR S&P 500 ETF Trust	Put	01/30/26	$529.60		90		9	(107,280)
Total Options Written (premiums received $167,566)							$(167,940)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
2